Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82



[Television commercial. Black and white stills of fencers super and dissolve while voice reads:] CGM Realty Fund.
[Title slide reading:] CGM Realty Fund [Supers and dissolves.]
[Title slide reading:] #1 Real Estate Fund for 5-Year Performance [in large type and the following in smaller type:]
Lipper Analytical Services, Inc., an independent mutual fund ranking agency, ranks CGM Realty Fund #1 of 18 real estate funds for five-year performance and #21 of 129 real estate funds for one-year performance for the periods ended 9/30/99. The Fund's advisor absorbed a portion of management fees and expenses from inception through 12/31/97.
Otherwise the total return would be lower.
[Voice reads:] Now the number one ranked real estate fund for five year performance.
[Title slide reading:] Managed by Ken Heebner [Voice reads:] Managed by
Ken Heebner, the Fund offers the potential for high current income and long-term appreciation.
[Supers and dissolves while voice reads:]
Returning more than 77% over the past five years.
[A bar chart (in color) comes up on the screen showing the headline:] Five-Year Total Return
[The bars with identifying type are from left to right as follows:]
52.0% Lipper Real Estate Fund Average
77.4% CGM Realty Fund
[In smaller type below (with larger numbers):] 0%, 12.1% and 11.0% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 9/30/99 and from inception (May 13, 1994) through 9/30/99.
[Voiceover continues:] CGM Realty Fund has outperformed the Lipper
Real Estate Fund Average for five-year performance.
[Title slide dissolves and new title slide supers and is held that reads:] 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
This information represents past performance, which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest.

[Voice reads:]
For a prospectus, call 1-800-CGM-INFO.
[The previous slide dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Realty Fund
America's #1 Real Estate Fund for 5-Year Performance.
[Voice reads:] CGM Realty Fund. America's #1 Real Estate Fund for 5-
Year Performance. [Commercial ends.]

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring while voice reads:] No matter how you look at it, investing is a challenge. You need to consider all the angles ... to diversify ... consider different moves ... like real estate ...
[supers and dissolves]
[Title slide reading:] CGM Realty Fund Managed by Ken Heebner [Voice reads:] ... like CGM Realty Fund. Managed by Ken Heebner,
[Title slide supers and dissolves to title slide reading:] CGM Realty Fund Five Year Total Return 77.4% (10/1/94 - 9/30/99)
[In smaller type below (with larger numbers):] 0%, 12.1% and 11.0% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 9/30/99 and from inception on 5/13/94 through 9/30/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower.
[Voice reads:] CGM Realty Fund has returned more than 77% over the past five years.
[Title slide supers and dissolves to title slide reading:] CGM Realty Fund America's #1 Real Estate Fund for Five-Year Performance.
[In smaller type below:] Lipper Analytical Services, Inc., an independent mutual fund ranking agency, ranks CGM Realty Fund #1 of 18 real estate funds for five-year performance and #21 of 129 real estate funds for one-year performance for the periods ended 9/30/99.
[Voice reads:] to become the #1 real estate fund for five-year performance
[Title slide supers and dissolves to video of fencers sparring.]
[Voiceover continues:] ... now that's an angle every investor can appreciate.
[The previous slide dissolves and the final slide supers; a live fencer transforms into a line drawing of a fencer in a box with a black and white striped background (logo); to the right of the logo is the following text:] CGM Realty Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
This information represents past performance which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest. [Voice reads:] CGM Realty Fund. For a prospectus call, 1-800-CGM-
INFO.
[Commercial ends.]